Share-based payments reserve (Details 4)	9 Months Ended
May 31, 2025 shares
Notes and other explanatory information [abstract]
[custom:NumberOfOutstandingRestrictedShareUnits-1]	1,498,385
[custom:NumberOfRsusSharesGranted]	6,922,103
[custom:NumberOfRsusSharesForfeited]	(640,074)
[custom:NumberOfRsusSharesExercised]	(2,000,085)
[custom:NumberOfOutstandingRestrictedShareUnits-2]	5,780,329